SUPPLEMENT DATED APRIL 30, 2004

TO

PROSPECTUS DATED APRIL 30, 2004

FOR

SUN LIFE LARGE CASE VUL

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

The Delaware VIP Growth Opportunities Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series and Delaware VIP Trend Series are not currently available as investment options.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.